Inventories - Major Classes of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 90,019	$ 92,929
Work-in-process	25,166	27,730
Finished goods	99,784	97,814
Gross inventories	214,969	218,473
Excess and obsolete reserves	(24,561)	(22,531)
Net inventories	$ 190,408	$ 195,942